Revenue (Expenses) by Type - Summary of Revenue Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Revenue Expenses By Type [abstract]
REVENUE	$ 5,071.1	$ 5,859.4	$ 6,203.9
Cost of sales and services	(4,303.1)	(4,764.1)	(4,982.0)
Administrative	(182.6)	(179.1)	(164.3)
Selling	(304.2)	(315.9)	(353.4)
Research	(46.1)	(49.2)	(47.6)
Other income (expenses), net	(199.4)	(210.4)	(442.6)
Equity in losses on associates	(0.4)	1.2	(0.3)
Operating profit before financial income	35.3	341.9	213.7
Revenue (expenses) by nature:
Revenue from sales of goods	4,450.5	5,023.6	5,404.7
Revenue from sales of services	676.5	920.6	880.8
Sales deductions and tax on revenue	(55.9)	(84.8)	(81.6)
General manufacturing costs	(4,031.1)	(4,421.4)	(4,613.6)
Depreciation	(159.2)	(196.5)	(194.5)
Amortization	(112.8)	(146.2)	(173.9)
Personnel expenses	(245.8)	(245.4)	(261.6)
Selling expenses	(42.7)	(53.8)	(83.6)
Provision for penalties		(10.1)	(228.0)
Restructuring expenses		(6.4)	(117.3)
Miscellaneous	(444.2)	(437.7)	(317.7)
Operating profit before financial income	$ 35.3	$ 341.9	$ 213.7